Leases Payable and Related Obligations (Tables)	12 Months Ended
Jun. 30, 2024
Leases Payable and Related Obligations [Abstract]
Schedule of Leases Payable and Related Obligations
	2024	2023
Current
Leases - IFRS 16	77,456	55,502
	77,456	55,502
Non-current
Costs with restoring of sugarcane fields – Parceria IV	75,455	108,566
Leases - IFRS 16	209,149	153,265
	284,604	261,831

	362,060	317,333

Schedule of Financial Leases	Changes in financial leases during the year ended June 30, 2024, and 2023 are as follows:
	Operating leases - IFRS 16	Sugarcane field restoration	Total
At June 30, 2022	137,434	111,717	249,151
New contracts	78,132	-	78,132
Payment	(29,646)	-	(29,646)
Interest	23,750	(3,151)	20,599
Update	(35)	-	(35)
Exchange variation	(868)	-	(868)
At June 30, 2023	208,767	108,566	317,333
New contracts	115,035	-	115,035
Remeasurement	14,833	-	14,833
Payment	(47,818)	-	(47,818)
Write-offs	(152)	-	(152)
Interest	30,157	(33,111)	(2,954)
Update	(35,600)	-	(35,600)
Exchange variation	1,383	-	1,383
At June 30, 2024	286,605	75,455	362,060

Schedule of Subsidiaries Held for Lease Agreements	As of June 30, 2024, the Company and its subsidiaries held the following lease agreements with third parties:
Description	Location	Currency	Lease liabilities
Fazenda Avarandado (Parceria II)	Ribeiro Gonçalves - PI	R$	56,729
Fazenda ETH (Parceria III)	Alto Taquari - MT	R$	13,556
Fazenda Agro-Serra (Parceria IV)	São Raimundo de Mangabeira - MA	R$	75,455
Fazenda Xingu (Parceria V)	Região do Xingu - MT	R$	36,033
Fazenda Regalito (Parceria V)	Região do Xingu - MT	R$	45,354
Fazenda Serra Grande II (Parceria VII)	Baixa Grande do Ribeiro - PI	R$	31,455
Fazenda Unagro (Parceria VlII)	Santa Cruz - Bolívia	R$	9,701
Fazenda São Domingos (Parceria IX)	Comodoro - MT	R$	22,624
Fazenda Alto da Serra (Parceira X)	Brotas - SP	R$	58,198
Vehicle lease	N.A.	R$	3,575
Services with identified assets	N.A.	R$	7,830
Land - Other	N.A.	R$	778
Lease of vehicles and office in Paraguay	Asunción - Paraguay	R$	772
		R$	362,060

Schedule of Future Minimum Lease Payments	The future minimum lease payments of the aforementioned leases are detailed below:
1 year	77,456
2 years	67,903
3 years	51,828
4 years	41,136
5 years	33,840
Above 5 years	89,897
362,060